Quarterly Report
March 31, 2023
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.3%
Foreign Bonds – 56.6%
Australia – 1.4%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	750,000	$501,789
Commonwealth of Australia, 3.25%, 6/21/2039		1,145,000	727,557
Commonwealth of Australia, 1.75%, 6/21/2051		125,000	53,896
			$1,283,242
Belgium – 1.7%
Kingdom of Belgium, 1%, 6/22/2031	EUR	25,000	$23,508
Kingdom of Belgium, 0.4%, 6/22/2040		925,000	627,588
Kingdom of Belgium, 1.6%, 6/22/2047		1,170,000	908,659
			$1,559,755
Canada – 6.2%
Government of Canada, 3.5%, 3/01/2028	CAD	2,850,000	$2,154,001
Government of Canada, 1.25%, 6/01/2030		425,000	281,827
Government of Canada, 2%, 6/01/2032		3,625,000	2,491,232
Government of Canada, 5%, 6/01/2037		810,000	732,578
Government of Canada, 2%, 12/01/2051		201,000	118,945
			$5,778,583
France – 0.6%
Republic of France, 0.75%, 5/25/2052	EUR	210,000	$124,213
Republic of France, 4%, 4/25/2055 (n)		315,000	390,098
			$514,311
Germany – 0.3%
Landwirtschaftliche Rentenbank (Federal Republic of Germany), 0.5%, 5/27/2025		$300,000	$277,804
Greece – 3.7%
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)	EUR	1,000,000	$1,016,827
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)		2,960,000	2,450,246
			$3,467,073
Italy – 4.0%
Republic of Italy, 1.6%, 6/01/2026	EUR	1,100,000	$1,130,191
Republic of Italy, 3%, 8/01/2029		650,000	678,062
Republic of Italy, 0.6%, 8/01/2031 (n)		1,125,000	937,130
Republic of Italy, 2.45%, 9/01/2033		1,050,000	980,856
			$3,726,239
Japan – 16.4%
Government of Japan, 0.8%, 6/20/2023	JPY	60,000,000	$452,814
Government of Japan, 0.1%, 3/20/2025		600,000,000	4,534,152
Government of Japan, 0.005%, 6/20/2026		110,000,000	829,637
Government of Japan, 2.1%, 12/20/2027		270,000,000	2,225,927
Government of Japan, 0.1%, 6/20/2029		25,000,000	187,490
Government of Japan, 1.4%, 9/20/2034		123,000,000	1,013,691
Government of Japan, 0.4%, 9/20/2040		320,000,000	2,197,402
Government of Japan, 1.5%, 12/20/2044		212,000,000	1,720,381
Government of Japan, 0.6%, 9/20/2050		96,000,000	611,927
Government of Japan, 0.9%, 3/20/2057		81,000,000	540,966
Japan Bank for International Cooperation, 0.625%, 7/15/2025		$300,000	275,373
Japan Finance Organization for Municipalities, 0.625%, 9/02/2025 (n)		250,000	227,638
Japan International Cooperation Agency, 1%, 7/22/2030		250,000	198,847
Tokyo Metropolitan Government , 0.75%, 7/16/2025 (n)		250,000	228,683
			$15,244,928

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Mexico – 1.0%
United Mexican States, 7.5%, 6/03/2027	MXN	9,000,000	$473,369
United Mexican States, 7.5%, 5/26/2033		9,000,000	455,259
			$928,628
New Zealand – 1.1%
Government of New Zealand, 5.5%, 4/15/2023	NZD	1,600,000	$1,000,411
Serbia – 0.2%
Republic of Serbia, 2.125%, 12/01/2030 (n)		$200,000	$151,250
South Korea – 3.3%
Republic of Korea, 0.875%, 12/10/2023	KRW	750,000,000	$566,731
Republic of Korea, 2.125%, 6/10/2027		1,500,000,000	1,101,178
Republic of Korea, 2.625%, 6/10/2028		1,000,000,000	744,273
Republic of Korea, 1.375%, 6/10/2030		1,000,000,000	675,341
			$3,087,523
Spain – 7.5%
Kingdom of Spain, 0.35%, 7/30/2023	EUR	2,600,000	$2,794,373
Kingdom of Spain, 3.8%, 4/30/2024		1,000,000	1,093,599
Kingdom of Spain, 2.55%, 10/31/2032		1,430,000	1,460,111
Kingdom of Spain, 4.7%, 7/30/2041		615,000	754,172
Kingdom of Spain, 5.15%, 10/31/2044		330,000	432,396
Kingdom of Spain, 1%, 10/31/2050		790,000	458,388
			$6,993,039
Supranational – 0.5%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$300,000	$278,235
Inter-American Development Bank, 0.625%, 7/15/2025		250,000	231,631
			$509,866
Sweden – 1.3%
Kingdom of Sweden, 1.75%, 11/11/2033	SEK	7,000,000	$644,231
Kommuninvest I Sverige AB, 0.375%, 2/16/2024 (n)		$300,000	288,654
Swedish Export Credit Corp., 0.625%, 5/14/2025		300,000	277,617
			$1,210,502
United Kingdom – 7.0%
United Kingdom Treasury, 0.75%, 7/22/2023	GBP	1,000,000	$1,221,178
United Kingdom Treasury, 0.125%, 1/31/2028		1,375,000	1,448,493
United Kingdom Treasury, 0.375%, 10/22/2030		660,000	651,395
United Kingdom Treasury, 0.875%, 7/31/2033		1,250,000	1,188,499
United Kingdom Treasury, 1.75%, 9/07/2037		792,000	758,357
United Kingdom Treasury, 3.75%, 7/22/2052		599,000	725,762
United Kingdom Treasury, 4%, 1/22/2060		275,000	358,098
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	196,605
			$6,548,387
Uruguay – 0.4%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,991,000	$363,959
Total Foreign Bonds			$52,645,500
U.S. Bonds – 37.7%
Asset-Backed & Securitized – 0.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.026%, 11/15/2054 (i)		$1,030,909	$56,368
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.741%, 10/15/2054 (i)(n)		3,164,321	131,533
			$187,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$158,000	$136,075
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$33,000	$31,898
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	39,721
		$71,619
Mortgage-Backed – 0.4%
Freddie Mac, 1.169%, 9/25/2030 (i)	$329,805	$23,732
Freddie Mac, 0.535%, 9/25/2031 (i)	2,295,212	86,663
Freddie Mac, 0.855%, 9/25/2031 (i)	706,831	41,125
Freddie Mac, 0.349%, 11/25/2031 (i)	3,422,551	87,279
Freddie Mac, 0.497%, 12/25/2031 (i)	3,444,413	121,172
Freddie Mac, 0.567%, 12/25/2031 (i)	568,544	22,453
		$382,424
Municipals – 0.3%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$60,000	$59,464
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	100,000	91,652
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	80,000	76,628
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	65,000	60,433
		$288,177
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.57%, 6/01/2025	$1,015	$1,009
Small Business Administration, 5.09%, 10/01/2025	912	895
Small Business Administration, 5.21%, 1/01/2026	11,832	11,704
Small Business Administration, 2.22%, 3/01/2033	187,122	171,204
		$184,812
U.S. Treasury Obligations – 36.3%
U.S. Treasury Bill, 0%, 8/10/2023	$2,000,000	$1,966,388
U.S. Treasury Bonds, 0.25%, 6/15/2024	2,350,000	2,234,703
U.S. Treasury Bonds, 3.5%, 2/15/2033	2,000,000	2,003,125
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,356,400	4,837,646
U.S. Treasury Bonds, 2.75%, 11/15/2042	1,976,000	1,675,741
U.S. Treasury Bonds, 2.5%, 2/15/2045	1,160,000	925,598
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	2,249,754
U.S. Treasury Notes, 2.125%, 5/15/2025 (f)	4,420,700	4,249,743
U.S. Treasury Notes, 2.375%, 5/15/2027	5,060,000	4,806,012
U.S. Treasury Notes, 2.875%, 8/15/2028	6,910,000	6,654,924
U.S. Treasury Notes, 1.25%, 8/15/2031	2,590,000	2,172,464
		$33,776,098
Total U.S. Bonds		$35,027,106
Total Bonds		$87,672,606
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 4.56% (v)	3,493,195	$3,493,894

Other Assets, Less Liabilities – 1.9%		1,795,210
Net Assets – 100.0%		$92,961,710
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,493,894 and $87,672,606, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,822,059, representing 6.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 3/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	311,896	USD	207,839	Deutsche Bank AG	4/21/2023	$775
CAD	617,643	USD	449,730	Deutsche Bank AG	4/21/2023	7,392
CAD	620,483	USD	451,547	HSBC Bank	4/21/2023	7,678
CAD	2,993,805	USD	2,180,164	Merrill Lynch International	4/21/2023	35,577
EUR	689,764	USD	741,831	HSBC Bank	4/21/2023	6,924
EUR	3,247,333	USD	3,457,727	Morgan Stanley Capital Services, Inc.	4/21/2023	67,339
EUR	498,570	USD	537,203	State Street Bank Corp.	4/21/2023	4,008
GBP	159,246	USD	196,204	Brown Brothers Harriman	4/21/2023	310
GBP	1,159,361	USD	1,405,778	Deutsche Bank AG	4/21/2023	24,915
GBP	1,504,982	USD	1,833,293	Morgan Stanley Capital Services, Inc.	4/21/2023	23,907
GBP	1,065,909	USD	1,295,982	State Street Bank Corp.	4/21/2023	19,387
JPY	43,670,947	USD	329,691	Morgan Stanley Capital Services, Inc.	4/21/2023	23
JPY	59,713,224	USD	450,692	State Street Bank Corp.	4/21/2023	140
NOK	4,773,904	USD	455,722	Deutsche Bank AG	4/21/2023	608
NZD	745,630	USD	465,162	Brown Brothers Harriman	4/21/2023	1,100
NZD	82,459	USD	51,164	Goldman Sachs International	4/21/2023	400
NZD	3,426,858	USD	2,138,349	HSBC Bank	4/21/2023	4,557
NZD	29,285	USD	18,209	Merrill Lynch International	4/21/2023	104
NZD	758,587	USD	474,232	Morgan Stanley Capital Services, Inc.	4/21/2023	133
NZD	768,147	USD	476,210	State Street Bank Corp.	4/21/2023	4,132
USD	1,389,361	AUD	2,022,307	JPMorgan Chase Bank N.A.	4/21/2023	36,728
USD	463,711	AUD	675,522	Merrill Lynch International	4/21/2023	11,884
USD	153,664	AUD	220,082	Morgan Stanley Capital Services, Inc.	4/21/2023	6,460
USD	1,583,691	AUD	2,263,393	State Street Bank Corp.	4/21/2023	69,804
USD	920,876	CAD	1,234,546	Brown Brothers Harriman	4/21/2023	7,178
USD	947,273	CAD	1,272,919	Citibank N.A.	4/21/2023	5,175

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,041,859	CAD	1,393,574	JPMorgan Chase Bank N.A.	4/21/2023	$10,464
USD	95,939	CAD	127,401	Merrill Lynch International	4/21/2023	1,648
USD	4,019,617	CAD	5,376,372	Morgan Stanley Capital Services, Inc.	4/21/2023	40,519
USD	1,903,936	CAD	2,569,429	State Street Bank Corp.	4/21/2023	2,280
USD	11,546	CNY	79,000	Citibank N.A.	5/23/2023	2
USD	173,327	EUR	159,645	HSBC Bank	4/21/2023	29
USD	3,170,287	GBP	2,564,179	Deutsche Bank AG	4/21/2023	6,000
USD	2,481,155	JPY	325,700,130	Brown Brothers Harriman	4/21/2023	22,135
USD	113,872	JPY	14,836,421	HSBC Bank	4/21/2023	1,858
USD	1,065,242	JPY	140,193,107	State Street Bank Corp.	4/21/2023	6,791
USD	46,079	KRW	56,663,205	Barclays Bank PLC	4/12/2023	2,534
USD	797,680	KRW	972,300,000	Barclays Bank PLC	8/01/2023	45,384
USD	1,710,388	KRW	2,112,756,439	Citibank N.A.	4/12/2023	86,768
USD	689,185	KRW	873,000,000	Morgan Stanley Capital Services, Inc.	4/12/2023	18,298
USD	18,204	NOK	190,118	Brown Brothers Harriman	4/21/2023	30
USD	1,518,959	NOK	14,979,826	Deutsche Bank AG	4/21/2023	87,060
USD	1,841,089	NZD	2,909,829	Brown Brothers Harriman	4/21/2023	21,496
USD	2,339,738	NZD	3,650,558	HSBC Bank	4/21/2023	56,946
USD	522,172	NZD	834,598	UBS AG	4/21/2023	276
USD	977	TWD	29,000	Barclays Bank PLC	5/05/2023	22
						$757,178
Liability Derivatives
AUD	2,036,626	USD	1,427,852	Brown Brothers Harriman	4/21/2023	$(65,641)
AUD	1,356,041	USD	946,930	Citibank N.A.	4/21/2023	(39,933)
AUD	582,191	USD	396,858	Deutsche Bank AG	4/21/2023	(7,457)
AUD	683,795	USD	478,982	Morgan Stanley Capital Services, Inc.	4/21/2023	(21,621)
AUD	656,005	USD	461,786	State Street Bank Corp.	4/21/2023	(23,013)
CAD	1,700,000	USD	1,265,251	Deutsche Bank AG	4/21/2023	(7,067)
DKK	1,795,991	USD	263,743	Citibank N.A.	4/21/2023	(2,004)
EUR	4,979,147	USD	5,407,204	Brown Brothers Harriman	4/21/2023	(2,211)
EUR	1,489,508	USD	1,624,330	HSBC Bank	4/21/2023	(7,431)
EUR	440,433	USD	479,008	JPMorgan Chase Bank N.A.	4/21/2023	(907)
EUR	436,193	USD	481,200	Merrill Lynch International	4/21/2023	(7,701)
EUR	139,151	USD	151,640	State Street Bank Corp.	4/21/2023	(588)
EUR	905,568	USD	987,465	UBS AG	4/21/2023	(4,447)
GBP	463,268	USD	575,059	Morgan Stanley Capital Services, Inc.	4/21/2023	(3,370)
JPY	144,516,987	USD	1,109,714	Barclays Bank PLC	4/21/2023	(18,618)
JPY	89,684,605	USD	691,765	Brown Brothers Harriman	4/21/2023	(14,651)
JPY	101,340,071	USD	779,035	Deutsche Bank AG	4/21/2023	(13,922)
JPY	23,542,191	USD	180,186	HSBC Bank	4/21/2023	(2,443)
JPY	818,913,704	USD	6,490,568	Merrill Lynch International	4/21/2023	(307,810)
JPY	121,172,849	USD	947,383	Morgan Stanley Capital Services, Inc.	4/21/2023	(32,533)
JPY	62,590,512	USD	488,587	State Street Bank Corp.	4/21/2023	(16,031)
NOK	2,437,589	USD	235,341	Brown Brothers Harriman	4/21/2023	(2,335)
NOK	10,630,076	USD	1,025,779	Goldman Sachs International	4/21/2023	(9,666)
NOK	4,736,822	USD	458,495	Morgan Stanley Capital Services, Inc.	4/21/2023	(5,710)
NZD	1,494,594	USD	954,696	State Street Bank Corp.	4/21/2023	(20,086)
SEK	1,927,301	USD	187,451	Deutsche Bank AG	4/21/2023	(1,580)
USD	687,226	CAD	946,931	HSBC Bank	4/21/2023	(13,606)
USD	269,945	CAD	368,184	State Street Bank Corp.	4/21/2023	(2,552)
USD	468,604	EUR	437,521	Brown Brothers Harriman	4/21/2023	(6,337)
USD	1,445,534	EUR	1,342,954	Citibank N.A.	4/21/2023	(12,278)
USD	55,761	EUR	52,050	JPMorgan Chase Bank N.A.	4/21/2023	(741)
USD	597,274	EUR	561,618	Morgan Stanley Capital Services, Inc.	4/21/2023	(12,377)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	4,257,230	EUR	3,992,255	State Street Bank Corp.	4/21/2023	$(76,466)
USD	1,272,730	GBP	1,060,895	Brown Brothers Harriman	4/21/2023	(36,451)
USD	891,262	GBP	732,024	JPMorgan Chase Bank N.A.	4/21/2023	(12,082)
USD	1,016,297	GBP	840,518	Morgan Stanley Capital Services, Inc.	4/21/2023	(20,932)
USD	1,059,429	GBP	859,010	State Street Bank Corp.	4/21/2023	(619)
USD	815,003	JPY	109,946,145	Barclays Bank PLC	4/21/2023	(15,085)
USD	3,154,917	JPY	425,478,556	Brown Brothers Harriman	4/21/2023	(57,425)
USD	91,776	JPY	12,467,410	Merrill Lynch International	4/21/2023	(2,352)
USD	451,423	MXN	8,215,731	Brown Brothers Harriman	4/21/2023	(2,982)
USD	469,082	NZD	757,680	Brown Brothers Harriman	4/21/2023	(4,716)
USD	488,072	NZD	783,482	Morgan Stanley Capital Services, Inc.	4/21/2023	(1,860)
USD	28,163	SEK	293,216	Brown Brothers Harriman	4/21/2023	(115)
USD	632,053	SEK	6,587,796	JPMorgan Chase Bank N.A.	4/21/2023	(3,281)
						$(921,033)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Short	USD	4	$564,500	June - 2023	$3,237
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	23	$2,643,203	June - 2023	$(18,835)
U.S. Treasury Note 5 yr	Long	USD	42	4,599,328	June - 2023	(19,343)
						$(38,178)
At March 31, 2023, the fund had cash collateral of $310,000 and other liquid securities with an aggregate value of $110,553 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$33,960,910	$—	$33,960,910
Non - U.S. Sovereign Debt	—	52,128,162	—	52,128,162
Municipal Bonds	—	288,178	—	288,178
U.S. Corporate Bonds	—	207,694	—	207,694
Residential Mortgage-Backed Securities	—	382,424	—	382,424
Commercial Mortgage-Backed Securities	—	187,901	—	187,901
Foreign Bonds	—	517,337	—	517,337
Mutual Funds	3,493,894	—	—	3,493,894
Total	$3,493,894	$87,672,606	$—	$91,166,500
Other Financial Instruments
Futures Contracts – Assets	$3,237	$—	$—	$3,237
Futures Contracts – Liabilities	(38,178)	—	—	(38,178)
Forward Foreign Currency Exchange Contracts – Assets	—	757,178	—	757,178
Forward Foreign Currency Exchange Contracts – Liabilities	—	(921,033)	—	(921,033)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,089,199	$16,752,138	$21,346,474	$59	$(1,028)	$3,493,894
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$52,605	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
United States	43.0%
Japan	16.4%
Spain	7.6%
United Kingdom	7.1%
Canada	6.3%
Italy	4.0%
Greece	3.8%
South Korea	3.3%
Belgium	1.7%
Other Countries	6.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.